UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21132
Investment Company Act File Number
Short-Term U.S. Government Portfolio
(Formerly, Investment Portfolio)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 52.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.372%, with maturity at 2020(1)	$921	$944,812
2.564%, with maturity at 2023(1)	2,195	2,272,940
2.609%, with various maturities to 2037(1)	2,671	2,776,603
2.702%, with various maturities to 2022(1)	4,318	4,433,029
2.829%, with maturity at 2035(1)	6,911	7,158,090
2.931%, with maturity at 2035(1)	5,036	5,267,934
3.098%, with maturity at 2034(1)	2,508	2,647,978
3.416%, with maturity at 2029(1)	1,405	1,443,620
3.427%, with maturity at 2032(1)	2,067	2,120,349
3.521%, with maturity at 2022(1)	495	513,877
3.818%, with maturity at 2025(1)	1,947	2,059,864
3.857%, with maturity at 2034(1)	1,111	1,204,465
4.071%, with maturity at 2037(1)	2,608	2,809,824
4.337%, with maturity at 2030(1)	1,940	2,102,937
4.50%, with maturity at 2018	4,696	5,023,566
4.713%, with maturity at 2033(1)	6,818	7,390,728
5.00%, with various maturities to 2018	7,623	8,187,482
5.428%, with maturity at 2032(1)	1,001	1,068,065
5.50%, with various maturities to 2018	4,660	5,034,901
6.00%, with various maturities to 2035	10,812	12,215,786
6.50%, with various maturities to 2030	3,221	3,566,151
7.00%, with various maturities to 2035	2,226	2,575,124
7.50%, with various maturities to 2017	1,166	1,241,805
8.00%, with various maturities to 2025	426	481,159
9.25%, with maturity at 2017	6	6,746

		$84,547,835

Federal National Mortgage Association:
2.368%, with maturity at 2031(1)	$5,222	$5,421,602
2.609%, with various maturities to 2035(1)	6,078	6,335,179
2.61%, with various maturities to 2037(1)	1,994	2,069,059
2.686%, with maturity at 2020(1)	869	890,711
2.689%, with maturity at 2031(1)	7,131	7,324,430
2.701%, with maturity at 2019(1)	2,494	2,577,500
2.702%, with maturity at 2032(1)	2,767	2,881,496
2.806%, with maturity at 2018(1)	549	561,548
2.869%, with maturity at 2018(1)	82	83,481
2.897%, with maturity at 2037(1)	6,216	6,517,613
3.021%, with maturity at 2040(1)	1,858	1,948,359
3.079%, with maturity at 2036(1)	666	687,739
3.113%, with maturity at 2029(1)	506	520,173
3.125%, with maturity at 2018(1)	65	66,168
3.384%, with maturity at 2030(1)	1,190	1,232,692
3.503%, with maturity at 2036(1)	2,401	2,468,697
3.556%, with maturity at 2030(1)	1,690	1,795,714
3.596%, with maturity at 2030(1)	4,315	4,512,164
3.67%, with maturity at 2034(1)	7,812	8,429,301
3.787%, with maturity at 2021(1)	1,074	1,123,481
3.834%, with maturity at 2035(1)	3,319	3,590,881
3.846%, with maturity at 2021(1)	1,145	1,188,509
3.908%, with maturity at 2034(1)	5,090	5,508,549
3.935%, with maturity at 2036(1)	662	690,803
3.969%, with maturity at 2021(1)	1,868	1,939,722

	Principal
	Amount
Security	(000’s omitted)	Value
4.104%, with maturity at 2033(1)	$1,777	$1,926,438
4.317%, with maturity at 2035(1)	2,309	2,502,800
4.336%, with maturity at 2036(1)	4,389	4,757,473
4.488%, with maturity at 2035(1)	4,335	4,699,485
4.50%, with various maturities to 2018	13,315	14,228,674
4.598%, with maturity at 2029(1)	4,051	4,391,817
4.739%, with maturity at 2034(1)	2,228	2,415,058
4.842%, with maturity at 2034(1)	5,084	5,511,889
5.00%, with various maturities to 2019(2)	17,380	18,682,248
5.50%, with various maturities to 2020	2,581	2,796,251
6.00%, with various maturities to 2031	3,117	3,469,976
6.324%, with maturity at 2032(1)	721	781,903
6.50%, with various maturities to 2019	994	1,055,861
7.00%, with various maturities to 2033	5,029	5,842,512
8.00%, with maturity at 2023	172	206,366
9.405%, with maturity at 2018(3)	398	456,490
9.50%, with maturity at 2022	629	740,740

		$144,831,552

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$1,106	$1,142,503
8.25%, with maturity at 2020	290	331,750
9.00%, with maturity at 2017	313	356,889

		$1,831,142

Total Mortgage Pass-Throughs (identified cost $223,681,098)		$231,210,529

Collateralized Mortgage Obligations — 5.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.01%, 10/15/22(4)	$97	$96,583
Series 2135, Class JZ, 6.00%, 3/15/29	4,705	5,108,620

		$5,205,203

Federal National Mortgage Association:
Series G93-17, Class FA, 1.219%, 4/25/23(4)	$214	$217,662
Series G93-36, Class ZQ, 6.50%, 12/25/23	981	1,112,462
Series G97-4, Class FA, 1.019%, 6/17/27(4)	750	759,974
Series 296, (Interest Only), Class 2, 4.616%, 4/1/24(5)	2,920	694,496
Series 1993-203, Class PL, 6.50%, 10/25/23	1,178	1,337,519
Series 1993-250, Class Z, 7.00%, 12/25/23	321	345,888
Series 1994-14, Class F, 2.96%, 10/25/23(4)	1,164	1,197,879
Series 2001-4, Class GA, 9.844%, 4/17/25(3)	209	242,425
Series 2005-68, (Interest Only), Class XI, 2.301%, 8/25/35(5)	14,632	3,603,267
Series 2009-48, Class WA, 5.851%, 7/25/39(3)	2,619	2,936,758
Series 2009-62, Class WA, 5.551%, 8/25/39(3)	3,676	4,101,075

		$16,549,405

Government National Mortgage Association:
Series 2000-30, Class F, 0.737%, 12/16/22(4)	$1,219	$1,229,847

Total Collateralized Mortgage Obligations (identified cost $22,321,372)		$22,984,455

Commercial Mortgage-Backed Securities — 5.0%

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$2,753	$2,754,985
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	1,887	1,886,311
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	897	902,274
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	674	696,916
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,639,195
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	6,998	7,064,909

Total Commercial Mortgage-Backed Securities (identified cost $22,188,911)		$21,944,590

U.S. Government Agency Obligations — 35.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,052,910
5.77%, 1/5/27	3,000	3,654,417

		$9,707,327

Federal Home Loan Bank:
4.125%, 12/31/19	$5,000	$5,478,735
4.125%, 3/13/20	20,000	21,715,240
4.50%, 9/13/19	25,000	27,999,850
4.625%, 9/11/20	1,735	1,929,610
5.365%, 9/9/24	8,000	9,419,600
5.375%, 9/30/22	10,135	11,937,398
5.375%, 8/15/24	3,500	4,081,938
5.75%, 6/12/26	12,000	14,345,028

		$96,907,399

United States Agency for International Development — Israel:
0.00%, 5/1/20	$1,100	$825,951
0.00%, 3/15/21	20,000	14,557,360
5.50%, 12/4/23	6,775	8,105,400
5.50%, 4/26/24	22,000	26,404,686

		$49,893,397

Total U.S. Government Agency Obligations (identified cost $144,090,212)		$156,508,123

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	$3,878	$3,878,184

Total Short-Term Investments (identified cost $3,878,184)		$3,878,184

Total Investments — 99.7% (identified cost $416,159,777)		$436,525,881

Other Assets, Less Liabilities — 0.3%		$1,220,495

Net Assets — 100.0%		$437,746,376

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

COMM	-	Commercial Mortgage Pass-Through Certificate

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MSC	-	Morgan Stanley Capital I

(1)		Adjustable rate mortgage security. The rate shown is the rate at July 31, 2011.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(5)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $20,557.

A summary of open financial instruments at July 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	600 U.S. 5-Year Treasury Note	Short	$(71,045,168)	$(72,867,188)	$(1,822,020)
9/11	550 U.S. 10-Year Treasury Note	Short	(66,945,312)	(69,128,125)	(2,182,813)
9/11	350 U.S. 30-Year Treasury Bond	Short	(43,391,797)	(44,843,750)	(1,451,953)
9/11	70 U.S. Ultra Long Treasury Bond	Short	(8,966,435)	(9,235,625)	(269,190)

					$(5,725,976)

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $5,725,976.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$418,133,330

Gross unrealized appreciation	$19,169,620
Gross unrealized depreciation	(777,069)

Net unrealized appreciation	$18,392,551

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$231,210,529	$—	$231,210,529
Collateralized Mortgage Obligations	—	22,984,455	—	22,984,455
Commercial Mortgage-Backed Securities	—	21,944,590	—	21,944,590
U.S. Government Agency Obligations	—	156,508,123	—	156,508,123
Short-Term Investments	—	3,878,184	—	3,878,184

Total Investments	$—	$436,525,881	$—	$436,525,881

Liability Description

Futures Contracts	$(5,725,976)	$—	$—	$(5,725,976)

Total	$(5,725,976)	$—	$—	$(5,725,976)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Short-Term U.S. Government Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011